Prospectus Supplement                                             215592   6/04
dated June 18, 2004 to:
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PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
Prospectuses dated December 30, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader              Since   Experience
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Joseph P. Joseph              1999    1994 - Present       Putnam Management
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Portfolio members             Since   Experience
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Fabrice Bay                   2001    2001 - Present       Putnam Management
                                      Prior to April 2001  Deutsche Bank
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John A. Ferry                 2003    1998 - Present       Putnam Management
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